Significant accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies [Line Items]
Amortization Period	9 years
Bottom of range [member]
Significant accounting policies [Line Items]
Cash dividend rate	30.00%	30.00%